SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Interim consolidated financial statements
a.	Interim consolidated financial statements

The accompanying interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management`s opinion, the interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s interim consolidated financial position as of June 30, 2023, as well as its results of operations and cash flows for the six months ended June 30, 2022 and 2023. The results of operations for the six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023.

Use of estimates
b.	Use of estimates

The preparation of the interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates.

Significant accounting policies
c.	Significant accounting policies

The accompanying interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on May 1, 2023.

There have been no changes to the significant accounting policies described in the Annual Report on Form 20-F for the fiscal year ended December 31, 2022 that have had a material impact on the interim consolidated financial statements and related notes.

Restructuring and related charges
d.	Restructuring and related charges

During 2023, the Company approved a cost reduction and re-organization plan that included, among other things, downsizing the Company's number of employees in a certain territory (the "2023 Restructuring Plan").

The Company recorded contractual and termination severance pay and other related costs for the impacted employees.

The liabilities related to the restructuring plan as of June 30, 2023 amounted to $ 838.

The Company does not expect to incur additional costs related to the 2023 Restructuring plan.